Fair value measurements (Tables)	12 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of contractual maturities of financial liabilities

The following table summarizes the contractual maturities of the Company’s financial liabilities (including principal and interest) on an undiscounted basis:

September 30, 2025

	Year 1	Year 2	Year 3	Year 4	Year 5 and over	Total
Convertible debentures	—	10,404	—	—	—	10,404
Trade and other payables	2,147	—	—	—	—	2,147
Total	$2,147	$10,404	$—	$—	$—	$12,551